Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of liabilities measured on recurring basis
(in thousands)	2020	2019
Fair value at January 1	$—	$—
Contingent consideration liability recorded upon Closing	120,350	—
Change in fair value	(37,200)	—
Contingent consideration settled	(83,150)	—
Fair value at December 31	$—	$—